Equity (Compensation Expense Related to Stock-Based Compensation - Related to Phantom Stock-Based Awards) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation Expense	$ 147	$ 137	$ 176
Income tax benefit	51	48	62
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation Expense	9	12	26
Performance Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation Expense	75	59	103
Restricted Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation Expense	$ 63	$ 66	$ 47